SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Raw materials	$ 12,124	$ 17,337
Work-in-process	6,751	7,057
Finished goods	5,709	869
Total inventories	$ 24,584	$ 25,263